Unearned Revenue/Accrued Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Current liability	$ 13,106	$ 18,205
Non-current liability	196	3,419
Total Unearned Revenue	13,302	21,624
Accrued Revenue [Abstract]
Resulting from varying charter rates Current asset	0	554
Resulting from varying charter rates Non Current asset	0	92
Total Accrued Revenue	0	646
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	2,966	3,935
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	10,140	14,270
Non-current liability	$ 196	$ 3,419